Vessels in Operation (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Vessels in Operation - Schedule of Vessels in Operation (Table)
	Vessel Cost, as adjusted for	Accumulated	Net Book
	Impairment charges	Depreciation	Value
As of January 1, 2023	$1,886,158	$(262,851)	$1,623,307

Additions	138,802	–	138,802
Depreciation	–	(72,443)	(72,443)
Impairment loss	(25,544)	6,714	(18,830)
Disposals	(6,803)	68	(6,735)
As of December 31, 2023	$1,992,613	$(328,512)	$1,664,101

Additions	4,453	–	4,453
Depreciation	–	(37,149)	(37,149)
As of June 30, 2024	$1,997,066	$(365,661)	$1,631,405

Vessels in Operation - Vessels Acquisitions (Table)

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
GSL Alexandra	8,544	2004	$30,000	June 2, 2023
GSL Sofia	8,544	2003	$30,000	May 22, 2023
GSL Effie	8,544	2003	$30,000	May 30, 2023
GSL Lydia	8,544	2003	$33,300	June 26, 2023